Significant Accounting Policies - 10K - Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		8 Months Ended		12 Months Ended
	Jan. 07, 2024	Jan. 01, 2023	Jan. 07, 2024	Jan. 01, 2023	Apr. 30, 2023	Apr. 24, 2022	Apr. 25, 2021
Accounting Policies [Abstract]
Deposits	$ 5,059		$ 5,059		$ 5,453	$ 5,366
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	32,162	$ 28,178	82,526	$ 77,103	111,273	77,098	$ 25,017
Gift Card Revenue [Member]
Disaggregation of Revenue [Line Items]
Contract liability	2,280		2,280		1,896	1,892
Revenue from Contract with Customer, Excluding Assessed Tax	811	92	1,939	1,219	2,170	1,246	539
Gift Card Revenue, Redemptions [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	472	(38)	1,355	628	1,415	960	444
Gift Card Revenue, Breakage [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 339	$ 130	$ 584	$ 591	$ 755	$ 286	$ 95